UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-124048
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 26	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-07501
Amendment No. 42	☑
(Check appropriate box or boxes.)
Jefferson National Life Annuity Account G

(Exact Name of Registrant)
Jefferson National Life Insurance Company

(Name of Depositor)
10350 Ormsby Park Place, Louisville, Kentucky 40223

(Address of Depositor's Principal Executive Offices) (Zip Code)
(866) 667-0561

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
September 9, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on September 9, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Incorporation by Reference
The prospectus supplements dated May 27, 2020, June 1, 2020, July 27, 2020, August 21, 2020 and the prospectuses dated May 1, 2020 and May 1, 2020 as amended August 20, 2020, except as modified herein, and the Statement of Additional Information that were effective May 1, 2020, previously filed with the Commission under SEC file No. 333-124048, are hereby incorporated by reference and made a part of this registration statement.
1

Prospectus supplement dated September 9, 2020
to the following prospectus(es):
Monument Advisor and Monument Advisor New York prospectuses dated May 1, 2020
Monument Advisor Select and Monument Advisor Select New York prospectuses dated August 20, 2020
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
(1) The Board of Trustees of Nationwide Variable Insurance Trust (the "Board"), on behalf of NVIT Multi-Manager International Value Fund, approved the merger of the NVIT Multi-Manager International Value Fund (the "Target Fund") into the NVIT Columbia Overseas Value Fund (the "Surviving Fund"). The merger will be effective on or about October 16, 2020 (the "Effective Date").
As of the Effective Date, the following changes apply to the contract:
•	the Target Fund will no longer be available to receive transfers or new purchase payments;
•	the Target Fund will transfer all or substantially all of its assets to the Surviving Fund in exchange for shares of the Surviving Fund; and
•	the Surviving Fund will assume all liabilities of the Target Fund.
Accordingly, the following changes apply to the prospectus:
(1)	Appendix A: Underlying Mutual Funds is amended to add the following:
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
(2)	All references in the prospectus to the Target Fund are deleted and replaced with the Surviving Fund.
(2) The Board of Trustees of Nationwide Variable Insurance Trust (the "Board"), on behalf of NVIT DFA Capital Appreciation Fund, approved the merger of the NVIT DFA Capital Appreciation Fund (the "Target Fund") into the NVIT Investor Destinations Capital Appreciation Fund (the "Surviving Fund"). The merger will be effective on or about October 23, 2020 (the "Effective Date").
As of the Effective Date, the following changes apply to the contract:
•	the Target Fund will no longer be available to receive transfers or new purchase payments;
•	the Target Fund will transfer all or substantially all of its assets to the Surviving Fund in exchange for shares of the Surviving Fund; and
•	the Surviving Fund will assume all liabilities of the Target Fund.
Accordingly, the following changes apply to the prospectus:
(1)	Appendix A: Underlying Mutual Funds is amended to add the following:
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
(2)	All references in the prospectus to the Target Fund are deleted and replaced with the Surviving Fund.
PROS-2020-216

(3) The Board of Trustees of Nationwide Variable Insurance Trust (the "Board"), on behalf of NVIT DFA Moderate Fund, approved the merger of the NVIT DFA Moderate Fund (the "Target Fund") into the NVIT Investor Destinations Moderate Fund (the "Surviving Fund"). The merger will be effective on or about October 23, 2020 (the "Effective Date").
As of the Effective Date, the following changes apply to the contract:
•	the Target Fund will no longer be available to receive transfers or new purchase payments;
•	the Target Fund will transfer all or substantially all of its assets to the Surviving Fund in exchange for shares of the Surviving Fund; and
•	the Surviving Fund will assume all liabilities of the Target Fund.
Accordingly, the following changes apply to the prospectus:
(1)	Appendix A: Underlying Mutual Funds is amended to add the following:
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
(2)	All references in the prospectus to the Target Fund are deleted and replaced with the Surviving Fund.
PROS-2020-216
2

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
(1)	Jefferson National Life Annuity Account G:
Report of Independent Registered Public Accounting Firm. Statements of Assets, Liabilities and Contract Owners' Equity as of December 31, 2019.

Statements of Operations for the year ended December 31, 2019.

Statements of Changes in Contract Owners' Equity for the years ended December 31, 2019 and 2018.

Notes to Financial Statements.
(2)	Jefferson National Life Insurance Company:
Independent Auditors' Report.

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018.

Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.

Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.

Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.

Notes to Statutory Financial Statements.
(B)	Exhibits
(1)	Resolutions of the Board of Directors
(a)	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account – Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.
(b)	Resolution Changing the Name of the Separate Account – Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution Contracts.
(a)	Underwriting Agreement.
(i)	Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment to Principal Underwriter’s Agreement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(b)	Form of Selling Agreement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(4)	Variable Annuity Contracts.
(a)	Form of Individual Contract Fixed and Variable Accounts - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(b)	Form of Group Contract - Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.
(c)	Form of Group Certificate - Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.

(d)	Form of Endorsement Amending MVA Provision - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(e)	Form of IRA Endorsement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(f)	Form of Roth IRA Endorsement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(g)	Form of JSA Endorsement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(h)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.
(i)	Form of Electronic Administration Endorsement - Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.
(j)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 1 (333-124048) on April 28, 2006 and hereby incorporated by reference.
(k)	Form of Joint Owner Endorsement – Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(l)	Form of Transaction Fee Rider - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(m)	Form of Individual Contract Fixed and Variable Accounts - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(n)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(o)	Form of Asset Allocation Model Rider – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(p)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(q)	Form of Age 100 Endorsement – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(r)	Form of 403(b) Endorsement – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(s)	Form of Low Cost Fund Platform Fee Endorsement – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(t)	Form of Return of Premium Enhanced Death Benefit Rider – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(5)	Applications.
(a)	Form of Application for Individual Annuity Contract - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(b)	Form of JNL Individual Application - Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.
(c)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(d)	Form of JNL Individual Application - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(e)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(f)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(g)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(h)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(6)	Certificates of Incorporation.
(a)	Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(b)	Amended and Restated By-Laws of the Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(7)	Not Applicable.

(8)	Participation Agreements.
(a)
(i)	Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(b)
(i)	Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 6 on May 1, 2003 (333-53836) and hereby incorporated by reference.
(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)	Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(vi)	Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(c)
(i)	Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.

(ii)	Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(vi)	Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(d)
(i)	Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)	Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(v)	Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(vi)	Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(vii)	Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(viii)	Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(ix)	Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(x)	Form of Amendment dated November 1, 2009 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(xi)	Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(e)
(i)	Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)	Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially

Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(f)
(i)	Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp. – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)	Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(g)
(i)	Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 – Filed previously with Post-Effective Amendment No. 21 (033-02460) on May 1, 2001 and hereby incorporated by reference.

(ii)	Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(h)
(i)	Form of Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 and Form of Amendment dated July 2003 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional) – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)	Form of Amendment dated October 29, 2012 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(i)
(i)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(iii)	Form of Amendment dated November 15, 2012 to Participation Agreement by and among Jefferson National Life Insurance Company, Jefferson National Securities Corp., and Lazard Asset Management LLC., dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(j)
(i)	Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)	Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-00373) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iv)	Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
(k)
(i)	Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.

(v)	Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(vi)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(vii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(viii)	Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(ix)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
(x)	Form of Amendment dated May 1, 2014 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 16 (333-124048) on April 30, 2015 and hereby incorporated by reference.
(l)
(i)	Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Allianz Global Investor Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
(vi)	Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(vii)	Form of Amendment dated January 23, 2012 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(viii)	Form of Amendment dated July 15, 2014 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 16 (333-124048) on April 24, 2015 and hereby incorporated by reference.
(m)
(i)	Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)	Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)	Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(v)	Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
(n)
(i)	Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iii)	Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(o)
(i)	Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. – Filed previously with Post-Effective Amendment No. 1 (333-90737) on April 28, 2000 and hereby incorporated by reference.
(ii)	Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(v)	Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc. – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(vi)	Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc. – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(vii)	Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(p)
(i)	Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)	Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason) - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(iv)	Form of Amendment dated March 19, 2014 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(v)	Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(q)
(i)	Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 21 (033-02460) on May 1, 2001 and hereby incorporated by reference.
(ii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)	Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(vi)	Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(r)
(i)	Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)	Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(v)	Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds,

Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference
(s)
(i)	Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.
(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(t)
(i)	Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(vi)	Form of Amendment dated May 1, 2013 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(u)

(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(iv)	Form of amendment dated July 16, 2010 to the Participation Agreement dated April 8, 2005 among Jefferson National Life, Wells Fargo Variable Trust, and Wells Fargo Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(w)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(x)

(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(ii)	Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(iii)	Form of Amendment dated November 12, 2010 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)	Form of Amendment dated September 4, 2012 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(y)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2007 to Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2013 to Participation Agreement by and among Jefferson National Life Insurance Company, T. Rowe Price Equity Services, Inc., T. Rowe Price Fixed Income Securities, Inc. and T. Rowe Price Investment Services – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(z)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(aa)
(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(ii)	Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(bb)
(i)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC and Jefferson National Life Insurance Company dated May 1, 2007 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(ii)	Form of Amendment dated January 4, 2011 to the Form of Participation Agreement dated May 1, 2007 among Jefferson National Life, Nationwide Variable Insurance Trust, and Nationwide Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York May 1, 2017 – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(iv)	Form of Amendment dated December 1, 2018 among Jefferson National Financial Corp., Nationwide Fund Distributors LLC, and Nationwide Variable Insurance Trust – Filed previously with Post-Effective Amendment No. 20 (333-124048) on February 7, 2019 and hereby incorporated by reference.
(cc)
(i)	Form of Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(ii)	Form of Amendment dated October 20, 2009 to the Participation Agreement among Jefferson National Life Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(dd)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(ii)	Form of Amendment dated April 30, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc. – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(iii)	Form of Amendment dated August 7, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc. – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(ee)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, ALPS Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(ff)
(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated July 1, 2007 – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 16, 2009 and hereby incorporated by reference
(ii)	Form of Amendment dated September 22, 2010 to the Form of Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2013 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(v)	Form of Amendment dated September 30, 2015 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life Insurance Company and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(gg)
(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(hh)
(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, The Merger Fund VL and Westchester Capital Management, Inc. dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(ii)

(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFund Advisors, LLC dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(ii)	Form of amendment dated September 17, 2010 to the Form of Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFunds Advisors, LLC – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(jj)
(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp dated 2009 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(kk)
(i)	Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2014 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(ll)
(i)	Form of participation agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)	Form of amendment dated November 3, 2010 to the Form of Participation Agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(mm)
(i)	Form of Participation Agreement dated November 14, 2008 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(ii)	Form of Amendment dated August 26, 2010 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)	Form of Amendment March 25, 2011 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)	Form of Amendment dated January 15, 2013 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(v)	Form of Amendment dated June 15, 2015 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(nn)
(i)	Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)	Form of amendment dated October 5, 2009 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)	Form of amendment dated November, 2010 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)	Form of Amendment dated February 19, 2013 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(v)	Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(oo)

(i)	Form of Participation Agreement dated November 12, 2010 between Jefferson National Life Insurance Company, Putnam Variable Trust, and Putnam Retail Management Limited Partnership – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(pp)
(i)	Form of Participation Agreement dated September 28, 2010 among Jefferson National Life, Timothy Plan, and Timothy Partners – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(qq)
(i)	Form of Participation Agreement dated April 1, 2011 among Jefferson National Life Insurance Company, Russell Investment Funds, and Russell Financial Services – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(rr)
(i)	Form of Participation Agreement dated August 23, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(ss)
(i)	Form of Participation Agreement dated November 2, 2011 among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(tt)
(i)	Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(uu)
(i)	Form of Participation Agreement dated November 16, 2011 among Panorama Series Fund Inc, Oppenheimer funds, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2014 to Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(vv)

(i)	Form of Participation Agreement dated November 1, 2011 among Virtus Variable Insurance Trust, VP Distributors and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(ww)
(i)	Form of Participation Agreement dated May 1, 2012 among Hatteras Variable Trust, Hatteras Capital Distributors and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(xx)
(i)	Form of Participation Agreement dated May 1, 2012 among Wilshire Variable Insurance Trust, SEI Investments Distribution Co. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(yy)
(i)	Form of Participation Agreement dated October 22, 2012 between the Variable Insurance Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(zz)
(i)	Form of Participation Agreement dated June 15, 2012 among Jefferson National Life Insurance Company, Hatteras Variable Trust, and Hatteras Capital Distributors, LLC – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(aaa)
(i)	Form of Participation Agreement dated November 1, 2013 between Advisors Preferred Trust, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(bbb)
(i)	Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(ii)	Form of Amendment dated October 1, 2015 to Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(ccc)

(i)	Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(ii)	Form of Amendment dated March 28, 2014 to Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(ddd)
(i)	Form of Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(eee)
(i)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(ii)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(fff)
(i)	Form of Participation Agreement dated May 1, 2014 among Jefferson National Life Insurance Company, Managed Portfolio Series, Tortoise Capital Advisors, LLC and Quasar Distributors – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(ggg)
(i)	Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(hhh)
(i)	Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(iii)
(i)	Form of Participation Agreement dated September 1, 2015 between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(jjj)
(i)	Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(kkk)
(i)	Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company, and MFS Fund Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(lll)
(i)	Form of Participation Agreement dated November 11, 2016 between Northern Lights Fund Trust IV, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(mmm)
(i)	Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(nnn)
(i)	Form of Participation Agreement dated January 25, 2019 among Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC – Filed previously with Post-Effective Amendment No. 21 (333-124048) on February 7, 2019 and hereby incorporated by reference.
(9)	Opinion and Consent of Counsel – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Power of Attorney – Attached hereto

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215, unless otherwise noted.
Chairman of the Board	John L. Carter
President and Director	Craig A. Hawley (1)
Senior Vice President and Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President and Secretary	Denise L. Skingle
Vice President – Head of Taxation	Pamela A. Biesecker
Vice President – Annuities Marketing	Robert C. Borgert
Vice President and Assistant Treasurer	Timothy J. Dwyer
Vice President – Integrated Relationship Strategies	Rondal L. Ransom
Associate Vice President and Treasurer and Director	Joseph F. Vap (1)
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Secretary	Kathy R. Richards
Associate Vice President and Assistant Treasurer	David A. Connor
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President – Business Strategy – Nationwide Advisory Solutions	James K. Cameron (1)
Associate Vice President – Business Solutions Area – Nationwide Advisory Solutions	Jeffrey S. Chandler (1)
Associate Vice President – Business Development – Nationwide Advisory Solutions	Ann M. Raible (1)
Associate Vice President – Sales – Nationwide Advisory Solutions	Kevin P. Sullivan (1)
Assistant Secretary	Keith W. Hinze
Director	Eric S. Henderson
Director	Timothy G. Frommeyer

(1) The business address of these Directors and Officers of the Depositor is: 10350 Ormsby Park Place, Louisville, Kentucky 40223.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 29, 2020, was 2,055 and 21,635 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of

Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Jefferson National Securities Corporation ("JNSC")
a)	Jefferson National Securities Corporation serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Jefferson National Life Annuity Account C	Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account E	Jefferson National Life of New York Annuity Account 1
Jefferson National Life Annuity Account F
b)	Directors and Officers of JNSC:
JNSC's principal business address is 10350 Ormsby Park Place Louisville, KY 40223, except as indicated.
President and Director	Craig A. Hawley
Senior Vice President - Head of Taxation	Pamela A. Biesecker*
Vice President - Tax	Daniel P. Eppley*
Associate Vice President and Secretary	Kathy R. Richards*
Associate Vice President and Treasurer and Director	Joseph F. Vap
Associate Vice President and Assistant Secretary	Mark E. Hartman*
Associate Vice President and Assistant Treasurer	David E. Connor*
Associate Vice President and Assistant Treasurer	Hope C. Hacker*
Associate Vice President - Finance Controllership	Ewan T. Roswell*
*	The principal business address for these designated individuals is One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jefferson National Securities Corporation	$0	$0	$0	$0
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Jefferson National Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Jefferson National Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on September 9, 2020.
Jefferson National Life Annuity Account G
(Registrant)
Jefferson National Life Insurance Company
(Depositor)
By: /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on September 9, 2020.
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Director
JOHN L. CARTER
John L. Carter, Director
ERIC S. HENDERSON
Eric S. Henderson, Director
CRAIG A. HAWLEY
Craig A. Hawley, Director
JOSEPH F. VAP
Joseph F. Vap, Director
STEVEN A. GINNAN
Steven A. Ginnan, Director

By /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact